Segregated Funds - Changes in Insurance Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Total changes	$ 2,704	$ 1,592
Investments for account of segregated fund holders, insurance contracts
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Insurance contracts liability (asset) at beginning of period	19,041	23,139
Insurance finance (income) expenses from insurance contracts issued	2,316	1,793
Foreign currency translation	388	(201)
Total changes	2,704	1,592
Premiums received	2,016	1,969
Other	(850)	(822)
Total cash flows	(1,648)	(1,436)
Amounts paid to policyholders and other insurance service expenses paid	(2,814)	(2,583)
Dispositions	0	(4,254)
Insurance contracts liability (asset) at end of period	20,097	19,041
Investments for account of segregated fund holders, insurance contracts | Net liabilities for remaining coverage:
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Insurance contracts liability (asset) at beginning of period	19,041	23,139
Insurance finance (income) expenses from insurance contracts issued	2,316	1,793
Foreign currency translation	388	(201)
Premiums received	2,016	1,969
Other	(850)	(822)
Total cash flows	1,166	1,147
Amounts paid to policyholders and other insurance service expenses paid	(2,814)	(2,583)
Insurance contracts liability (asset) at end of period	20,097	19,041
Investments for account of segregated fund holders, insurance contracts | Liability for incurred claims:
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Insurance contracts liability (asset) at beginning of period	0	0
Total cash flows	(2,814)	(2,583)
Amounts paid to policyholders and other insurance service expenses paid	(2,814)	(2,583)
Actual investment component excluded from insurance service expense	2,814	2,583
Insurance contracts liability (asset) at end of period	$ 0	$ 0